Consolidated Statements of Changes in Shareholders Equity - EUR (€) € in Thousands		Total		Share capital [member]	Share premium [member]	Foreign currency translation reserve [member]		Hedging Reserve [member]	Accumulated profit/(deficit) [member]
Beginning balance at Dec. 31, 2015		€ 499,034	[1]	€ 6,992	€ 509,816	€ 20,781	[1]	€ (213)	€ (38,342)	[1]
Net income	[1]	38,336	[2]						38,336
Hedging result, net of tax		(30)	[1]					(30)
Other comprehensive income/(loss), net of tax	[1]	(9,777)				(9,777)
Total comprehensive income/(loss), net of tax		27,429	[1]			(9,777)	[1]	(30)	38,336	[1]
Exercise of options		6,332	[1]	48	6,284
Issuance of performance shares and restricted shares				20	(20)
Share-based payments		7,591	[1]		7,591
Total contribution by, and distributions to, owners of the Company		13,923	[1]	68	13,855
Ending balance at Dec. 31, 2016		541,486	[1]	7,060	523,671	11,004	[1]	(243)	(6)	[1]
Net income	[1]	39,067	[2]						39,067
Hedging result, net of tax		74	[1]					74
Other comprehensive income/(loss), net of tax	[1]	(6,824)				(6,824)
Total comprehensive income/(loss), net of tax		32,317	[1]			(6,824)	[1]	74	39,067	[1]
Exercise of options		6,969	[1]	55	6,914
Issuance of performance shares and restricted shares				26	(26)
Share-based payments		8,889	[1]		8,889
Total contribution by, and distributions to, owners of the Company		15,858	[1]	81	15,777
Ending balance at Dec. 31, 2017		589,661	[1]	7,141	539,448	4,180	[1]	(169)	39,061	[1]
Net income	[1]	31,118	[2]						31,118
Hedging result, net of tax		4	[1]					4
Other comprehensive income/(loss), net of tax	[1]	(1,369)				(639)			(730)
Total comprehensive income/(loss), net of tax		29,753	[1]			(639)	[1]	4	30,388	[1]
Exercise of options		1,736	[1]	10	1,726
Issuance of performance shares and restricted shares				19	(19)
Share-based payments		12,270	[1]		12,270
Total contribution by, and distributions to, owners of the Company		14,006	[1]	29	13,977
Ending balance at Dec. 31, 2018	[2]	€ 633,420	[1]	€ 7,170	€ 553,425	€ 3,541	[1]	€ (165)	€ 69,449	[1]

[1]	Certain figures as of December 31, 2017 and 2016 have been corrected compared to those previously reported. For further information on these corrections, see Notes 2 and 28 of these 2018 consolidated financial statements.
[2]	The accompanying notes form an integral part of these consolidated financial statements.